Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of cash and cash equivalents
Cash at bank	$ 60,034	$ 136,430	$ 128,916
Deposits at call	413	451	412
Cash and cash equivalents	60,447	136,881	129,328	$ 50,426
Loss for the period	(91,347)	(98,811)	(77,940)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,380	4,264	3,667
Foreign exchange (gains)/losses	536	(1,499)	(302)
Finance costs	16,906	15,936	14,747
Remeasurement of borrowing arrangements	382	(5,225)	(607)
Remeasurement of contingent consideration	(913)	(18,687)	(1,380)
Remeasurement of warrant liabilities	(5,896)
Equity settled share-based payment	5,536	12,510	7,522
Deferred tax benefit	(235)	(819)	(9,415)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	140	(1,739)	890
Decrease/(increase) in prepayments	1,555	(213)	2,292
Increase/(decrease) in trade creditors and accruals	4,777	(5,061)	3,601
Increase/(decrease) in provisions	(1,603)	(1,405)	(7,500)
Net cash (outflows) in operating activities	$ (65,782)	$ (100,749)	$ (50,418)